SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 151
Proceeds from issuance of debt	$ 8,500,000		$ 15,900,000
Grants receivable					$ 10,700,000	$ 10,700,000	$ 5,400,000	$ 5,100,000	$ 5,400,000
Unbilled receivables					214,308
Year 1 [Member]
Property, Plant and Equipment [Line Items]
Grants receivable								2,100,000	3,200,000
Contribution of grants									1,100,000
Year 2 [Member]
Property, Plant and Equipment [Line Items]
Grants receivable								$ 3,000,000.0	$ 2,200,000
Year 3 [Member]
Property, Plant and Equipment [Line Items]
Grants receivable						$ 2,800,000
Year 4 [Member]
Property, Plant and Equipment [Line Items]
Grants receivable					$ 2,800,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives		5 years		5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives		6 years		6 years